Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions and Dispositions [Abstract]
Assets and liabilities disposed [text block table]
in € m.	2020	2019	2018
Cash and cash equivalents	2	0	50
All remaining assets	7	2,713	4,619
Total assets disposed	9	2,714	4,669
Total liabilities disposed	79	1,003	6,035